Net Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Net Loss Per Common Share

3. Net Loss Per Common Share

Diluted loss per common share is the same as basic loss per common share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss. The following common share equivalent securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive for the periods presented:

	Three Months Ended March 31,
Anti-Dilutive Common Share Equivalents	2014	2013
Redeemable convertible preferred stock:
Series A	—	14,055,851
Series B	—	2,441,009
Restricted stock units	94,200	—
Stock options	2,941,595	3,107,295
Warrant to purchase common stock	—	500,000

Total anti-dilutive common share equivalents	3,035,795	20,104,155

Basic and diluted net loss per common share is calculated as follows:

	Three Months Ended March 31,
	2014	2013
Numerator:
Net loss	$(12,402)	$(5,615)

Net loss attributable to common stockholders	$(12,402)	$(5,615)

Denominator:
Weighted-average common shares outstanding, basic and diluted	24,541,359	4,798,043

Net loss per common share, basic and diluted	$(0.51)	$(1.17)

4. Net Loss Per Common Share

Diluted loss per common share is the same as basic loss per common share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss. The following common share equivalent securities have been excluded from the calculation of weighted-average common shares outstanding because the effect is anti-dilutive for the periods presented:

	Year Ended December 31,
Anti-Dilutive Common Share Equivalents	2013	2012	2011
Redeemable convertible preferred stock:
Series A	—	14,055,851	14,055,851
Series B	—	2,441,009	2,441,009
Restricted stock units	97,700	—	—
Stock options	3,058,795	3,121,064	2,712,808
Warrant to purchase common stock	500,000	500,000	500,000

Total anti-dilutive common share equivalents	3,656,495	20,117,924	19,709,668

Basic and diluted net loss per common share is calculated as follows:

	Year Ended December 31,
	2013	2012	2011
		(Restated)	(Restated)
Numerator:
Net loss	$(30,361)	$(14,873)	$(15,064)

Net loss attributable to common stockholders	$(30,361)	$(14,873)	$(15,064)

Denominator:
Weighted-average common shares outstanding, basic and diluted	10,144,243	4,812,632	4,875,157

Net loss per common share, basic and diluted	$(2.99)	$(3.09)	$(3.09)